SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2019
Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 3:-	SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies followed in the preparation of these unaudited interim condensed consolidated financial statements are identical to those applied in the preparation of the latest annual financial statements of the Company as of December 31, 2018, set forth in the Company's Annual Report on Form 20-F as filed with the U.S. Securities and Exchange Commission on April 1, 2019, except as discussed below:

a.	Accounting for share-based compensation:

The Company accounts for share-based payment in accordance with ASC 718, "Compensation - Stock Compensation", which requires the measurement and recognition of compensation expense based on estimated fair values for all share-based payment awards made to employees on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's statement of operations.

The fair value for the Company's stock options granted to employees and directors was estimated using a Black-Scholes option-pricing model with the following weighted average assumptions:

	Six months ended June 30,
	2019	2018

Dividend yield	0%	0%
Risk-free interest rate	2.44%	2.60%
Expected term (in years)	4.22	4.22
Volatility	66.69%	77.03%
Forfeiture rate	0%	0%

The dividend yield assumption is based on the Company's historical and expectation of future dividend payouts and may be subject to changes in the future.

The computation of expected volatility is based on realized historical share price volatility of the Company's share.

The risk-free interest rate assumption is the implied yield currently available on the U.S treasury yield zero-coupon issues with a remaining term equal to the expected life term of the Company's options.

The expected term of the options represents the period of time that the options are expected to be outstanding and is based on the simplified method, as allowed under Staff Accounting Bulletin No. 110, which is the mid point between the vesting date and the end of the contractual of the option.

b.	Recently issued and adopted accounting standards :

In February 2016, the Financial Accounting Standards Board ("FASB") issued ASU 2016-02, “Leases” ("ASC 842"), on the recognition, measurement, presentation and disclosure of leases for both parties to a contract (i.e., lessees and lessors). The new standard requires lessees to apply a dual approach, classifying leases as either finance or operating leases based on the principle of whether or not the lease is effectively a financed purchase by the lessee. This classification will determine whether lease expense is recognized based on an effective interest method or on a straight line basis over the term of the lease, respectively. A lessee is also required to record a right-of-use asset and a lease liability for all leases with a term of greater than 12 months regardless of their classification. Leases with a term of 12 months or less will be accounted for in a manner similar to the accounting under the prior guidance (ASC 840). The new standard requires lessors to account for leases using an approach that is substantially equivalent to ASC 840 guidance for sales-type leases, direct financing leases and operating leases. The new standard supersedes the previous leases standard, ASC 840, "Leases".

The Company adopted the new standard as of January 1, 2019, using the modified retrospective approach. Consequently, prior period balances and disclosures have not been restated. The Company has elected to utilize the available package of practical expedients permitted under the transition guidance within the new standard which does not require it to reassess the prior conclusions about lease identification, lease classification and initial direct costs. As a result of the adoption of ASC 842, the Company included in its balance sheet operating right-of-use assets and operating lease liabilities of $2,032. The standard did not materially impact the Company's results of operations and cash flows. For additional information regarding the Company's accounting for leases, please refer to Note 4.

The Company elected the practical expedient to not separate lease and non-lease components for all its leases. This will result in the initial and subsequent measurement of the balances of the right-of-use asset and lease liability being greater than if the policy election was not applied.

Some leases include one or more options to renew. The exercise of lease renewal options is typically at the Company's sole discretion; therefore, the majority of renewals to extend the lease terms are not included in our right of use assets and lease liabilities as they are not reasonably certain of exercise. The Company regularly evaluates the renewal options, and, when it is reasonably certain of exercise, it will include the renewal period in its lease term. New lease modifications result in remeasurement of the right of use asset and lease liability, which are not accounted as separate lease contract.

The right-of-use asset and lease liability are initially measured at the present value of the lease payments, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company's incremental borrowing rate based on the information available at the date of adoption in determining the present value of the lease payments. The Company's incremental borrowing rate is estimated to approximate the interest rate on similar terms and payments and in economic environments where the leased asset is located.

Some of the real estate leases contain variable lease payments, including payments based on an index or rate (CPI). Variable lease payments based on an index or rate are initially measured using the index or rate in effect at lease adoption. Additional payments based on the change in an index or rate are recorded as a period expense when incurred.

c.	Recently Issued Accounting Pronouncements Not Yet Adopted:

In January 2016, the FASB issued ASU 2016-13, “Financial Instruments – Credit Losses on Financial Instruments”, which requires that expected credit losses relating to financial assets measured on an amortized cost basis and available for sale debt securities be recorded through an allowance for credit losses. ASU 2016-13 limits the amount of credit losses to be recognized for available for sale debt securities to the amount by which carrying value exceeds fair value and also requires the reversal of previously recognized credit losses if fair value increases. The new standard will be effective for interim and annual periods beginning after January 1, 2020, and early adoption is permitted. The Company is currently evaluating the potential effect of this standard on its consolidated financial statements.